NET TRADING LOSS	12 Months Ended
Dec. 31, 2012
Net Trading Profit Loss [Abstract]
NET TRADING (LOSS)

NOTE 27: NET TRADING LOSS

In addition to the losses on derivative instruments (see Note 10), the losses on deposits and the gains on long-term debt at fair value (see Note 19 and Note 24, respectively), net trading loss in 2010, 2011 and 2012 also includes gains from the re-purchase by the Group from the open market of debt securities issued by the Group of EUR 10,855 thousand, EUR 7,651 thousand and EUR 8,688 thousand respectively.